Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 65,480	$ 65,447	$ 65,286
Accumulated Amortization	(19,051)	(16,316)	(10,892)
Net	46,429	49,131	54,394
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,370	2,337	2,176
Accumulated Amortization	(1,110)	(948)	(655)
Net	1,260	1,389	1,521
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,290	37,290	37,290
Accumulated Amortization	(8,885)	(7,611)	(5,063)
Net	28,405	29,679	32,227
Trademarks and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,820	25,820	25,820
Accumulated Amortization	(9,056)	(7,757)	(5,174)
Net	$ 16,764	$ 18,063	$ 20,646